Income tax	12 Months Ended
Dec. 31, 2024
Income tax
Income tax

7.  Income tax

	Year ended December 31,
	2024	2023	2022
	$’m	$’m	$’m
Current tax:
Current tax for the year	17	31	32
Adjustments in respect of prior years	(5)	(28)	2
Total current tax	12	3	34
Deferred tax:
Deferred tax for the year	(2)	(27)	(14)
Adjustments in respect of prior years	3	3	(1)
Total deferred tax	1	(24)	(15)
Income tax charge/(credit)	13	(21)	19

Reconciliation of income tax charge/(credit) and the profit/(loss) before tax multiplied by the domestic tax rate of the Group for 2024, 2023 and 2022 is as follows:

	Year ended December 31,
	2024	2023	2022
	$’m	$’m	$’m
Profit/(loss) before tax	10	(71)	256
Profit/(loss) before tax multiplied by the standard rate of Luxembourg corporation tax: 24.94%	2	(18)	64
Tax losses for which no deferred income tax asset was recognized	14	25	14
Adjustment in respect of prior years	(2)	(25)	1
Income subject to state and other local income taxes	5	6	8
Income taxed at rates other than standard tax rates	(10)	(13)	(59)
Non-deductible & other items	4	4	(9)
Income tax charge/(credit)	13	(21)	19

The total income tax charge/(credit) outlined above for each year includes a tax charge of $8 million in 2024 (2023: $14 million credit; 2022: $17 million credit) in respect of exceptional items, being the tax effect of the items set out in note 5.

Tax losses for which no deferred income tax asset was recognized relates to net operating losses and the carry-forward of interest expense in certain jurisdictions. Income taxed at non-standard rates takes account of foreign tax rate differences (versus the Luxembourg standard 24.94% rate) on earnings and includes the non-taxable gain on movements in the fair market values on the Earnout Shares, Public Warrants and Private Warrants.

Adjustment in respect of prior years in the year ended December 31, 2023 includes tax credits of $29 million arising from a favorable Superior Court of Justice ruling in Brazil.

The Group is within the scope of the OECD Pillar Two model rules. Pillar Two legislation was enacted in Luxembourg, the jurisdiction in which Ardagh Metal Packaging S.A. is incorporated, and is effective since January 1,

2024. The Group applies the mandatory exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes, as provided in the amendments to IAS 12 issued in May 2023. As the Group is expected to qualify for Pillar Two transitional safe harbor exemptions in all jurisdictions in which the Group operates, no current tax expense related to Pillar Two top-up tax has been accrued in the financial year ended December 31, 2024. The Group is continuing to assess any future exposure to the Pillar Two legislation.